Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay vs. Performance

In accordance with Item 402(v) of Regulation
S-K,
we are providing the following information regarding the relationship between compensation of our chief executive officer (“CEO” or “PEO” as used in the tables) and other named executive officers (“other NEOs”) and certain financial performance measures of Organon. For further information on Organon’s pay-for-performance
philosophy and how executive compensation aligns with the company’s performance, refer to the CD&A section of this proxy statement.
Pay vs. Performance Table

	Summary Compensation Table Total for CEO (1&2)	Compensation Actually Paid to CEO (1&3)	Average Summary Compensation Table Total for Other NEOs (1&2)	Average Compensation Actually Paid to Other NEOs (1&3)	Value of Initial Fixed $100 Investment Based On:		Net Income (millions) (5)	Adjusted EBITDA (millions) (6)
Year					Total Shareholder Return (4)	Peer Group Total Shareholder Return (4)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2023	$14,832,272	$(553,768)	$4,067,136	$761,713	$43.71	$126.39	$1,023	$2,000

2022	$13,532,980	$11,727,234	$4,131,865	$3,726,599	$79.65	$120.52	$917	$2,232

2021	$18,550,737	$14,257,800	$5,306,233	$4,039,153	$83.72	$114.88	$1,351	$1,441

1.	Kevin Ali served as the company’s CEO for the entirety of 2021, 2022, and 2023 and the company’s other NEOs for the applicable years were as follows:

Year	Other NEOs

2023	Matthew Walsh, Susanne Fiedler, Joseph Morrissey, Kirke Weaver, Sandra Milligan, M.D.

2022	Matthew Walsh, Susanne Fiedler, Sandra Milligan, M.D., Joseph Morrissey

2021	Matthew Walsh, Susanne Fiedler, Sandra Milligan, M.D., Deborah Telman

2.
Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in the case of Mr. Ali and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for our other NEOs.

3.
To calculate compensation actually paid (“CAP”), adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for
Mr
. Ali
and
for the average adjustments of the
other
NEOs is set forth in the following table. Amounts do not reflect actual compensation earned by or paid to our NEOs during the applicable year.

Reconciliation from Summary Compensation Table to Compensation Actually Paid

	CEO			Other NEO Average (g)
	2023	2022	2021	2023	2022	2021

Summary Compensation Table Total (a)	$14,832,272	$13,532,980	$18,550,737	$4,067,136	$4,131,865	$5,306,233

Less: Reported Fair Value of Equity Awards (b)	$11,010,018	$9,595,168	$15,410,467	$2,462,229	$2,505,381	$3,817,067

Less: Reported Change in Pension Value (c)	0	$0	$0	$51,854	$20,022	$44,682

Add: Year-End Fair Value of Equity Awards Granted in the Year (d)	$5,473,146	$8,321,063	$11,388,323	$1,223,989	$2,172,703	$2,783,489

Add: Change in Fair Value (from Prior Year-End to Vesting Date) of Equity Awards Granted in Prior Years that Vested in the Year (d)	$(2,025,349)	$348,186	$(88,844)	$(470,764)	$96,889	$(82,426)

Add: Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years (d)	$(8,202,307)	$(1,244,644)	$(386,466)	$(1,664,897)	$(310,885)	$(234,305)

Add: Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation (e)	$378,489	$364,816	$204,517	$91,881	$103,534	$71,213

Add: Service Cost and Prior Service Cost For Benefit and Actuarial Pension Plans (f)	$0	$0	$0	$28,451	$57,896	$56,698

Compensation Actually Paid	$(553,768)	$11,727,234	$14,257,800	$761,713	$3,726,599	$4,039,153

(a)
Represents “Total Compensation” as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other NEOs, amounts shown represent averages. As noted in the footnotes to the Summary Compensation Table, we have made certain correctional adjustments to the award values and total compensation reported in prior years’ proxy statements. The values and adjustments included herein reflect such corrected values.

(b)
Represents the aggregate grant date fair value reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year. As noted in the footnotes to the Summary Compensation Table, we have made certain correctional adjustments to the equity award values and total compensation reported in prior years’ proxy statements. The values and adjustments included herein reflect such corrected values.

(c)
Represents the aggregate change in actuarial present value of the accumulated benefit under all defined benefit and actuarial pension plans reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column in the Summary Compensation Table for the applicable year, calculated using the same methodology as used in the company’s financial statements under generally accepted accounting principles.

(d)
In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards to our NEOs were remeasured starting with the date that Organon’s common stock became publicly traded in June 2021, and subsequently as of each vesting date and as of the end of each fiscal year, as applicable, during the years displayed in the table above. Fair values as of each measurement date were determined using valuation assumptions and methodologies (including volatility, dividend yield, and risk-free interest rates) that are materially consistent with those used to estimate fair value at grant under U.S. GAAP.

For options, a lattice valuation model was used to estimate the fair value as of the various measurement dates. For market-based PSUs, fair values were estimated using a Monte Carlo simulation model. The assumptions used in calculating the fair value of the equity awards did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table, except that the fair value calculations of (i) the options granted on or between May 1, 2020 and March 31, 2023 used an expected term between 6.01 – 8.19 years in 2023, as compared to an expected life of 5.89 years used to calculate the grant date fair value of such awards, and a dividend yield between 4.5% and 7.5% in 2023, as compared to a yield between 3.1% -4.8% used to calculate the grant date fair value of the awards, and (ii) for performance awards that vest based on a Free Cash Flow metric, the PSU awards granted in 2022 and 2023 assumed a payout below target at the end of 2023 as compared to the grant date fair value calculations which assumed a payout at target. For more information, see “Stock-Based Compensation Plans” in the Notes to Consolidated Financial Statements contained in the company’s Annual Report on Form
10-K
for the corresponding fiscal year, where we explain assumptions made in valuing equity awards at grant.

(e)
The values for 2021 and 2022 have been updated from those presented in the 2023 proxy statement. Last year, the value of dividends were included only upon payment of the underlying equity grant. This year, we have adjusted such values to include
the value of dividends as they accrue over the vesting period of the underlying equity grant.

(f)
Represents the sum of the actuarial present value of the benefits under all defined benefit and actuarial pension plans attributable to services rendered during the indicated fiscal year, calculated using the same methodology as used in the company’s financial statements under generally accepted accounting principles.

(g)	See footnote 1 above for the other NEOs included in the average for each year.

4.
The amounts reflect the cumulative total shareholder return of Organon common stock (column (f)) and the NYSE Arca Pharmaceutical Index (column (g)) at the end of each fiscal year. In each case, the comparison assumes an initial investment of $100 on June 3, 2021 (the day on which regular-way
trading of Organon common stock commenced) in our common stock, and reinvestment of dividends. Historic stock price performance is not necessarily indicative of future stock price performance. Because we were not an independent company prior to the spinoff, we have assumed a $100 investment as of the first day of regular trading of our stock following the spinoff.

5.	The dollar amounts reported represent the net income reflected in Organon’s audited financial statements for the applicable year.

6.
While we use numerous financial and
non-financial
performance measures to evaluate performance under our compensation programs, Adjusted EBITDA is the financial performance measure that, in Organon’s assessment, represents the most important performance measure used to link compensation actually paid to NEOs to company performance in 2023. See Appendix A of this proxy statement for a reconciliation of Adjusted EBITDA used for purposes of determining the AIP, a non-GAAP
measure, to the most directly comparable GAAP measure. The 2023 Adjusted EBITDA reported within this table differs from the Adjusted EBITDA amount reported in our fiscal year end 2023 earnings release filed with the SEC on February 15, 2024, because the Adjusted EBITDA reported herein was adjusted to exclude the impact of foreign currency exchange rates and certain business development expenses. The amount reported for 2021 ($1.441B) represents the Adjusted EBITDA for the post-spin period from June to December 2021.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote

Year	Other NEOs

2023	Matthew Walsh, Susanne Fiedler, Joseph Morrissey, Kirke Weaver, Sandra Milligan, M.D.

2022	Matthew Walsh, Susanne Fiedler, Sandra Milligan, M.D., Joseph Morrissey

2021	Matthew Walsh, Susanne Fiedler, Sandra Milligan, M.D., Deborah Telman

Peer Group Issuers, Footnote	The amounts reflect the cumulative total shareholder return of Organon common stock (column (f)) and the NYSE Arca Pharmaceutical Index (column (g)) at the end of each fiscal year. In each case, the comparison assumes an initial investment of $100 on June 3, 2021 (the day on which regular-way
	trading of Organon common stock commenced) in our common stock, and reinvestment of dividends. Historic stock price performance is not necessarily indicative of future stock price performance. Because we were not an independent company prior to the spinoff, we have assumed a $100 investment as of the first day of regular trading of our stock following the spinoff.
PEO Total Compensation Amount	$ 14,832,272	$ 13,532,980	$ 18,550,737
PEO Actually Paid Compensation Amount	$ (553,768)	11,727,234	14,257,800
Adjustment To PEO Compensation, Footnote
3.
To calculate compensation actually paid (“CAP”), adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for
Mr
. Ali
and
for the average adjustments of the
other
NEOs is set forth in the following table. Amounts do not reflect actual compensation earned by or paid to our NEOs during the applicable year.

Reconciliation from Summary Compensation Table to Compensation Actually Paid

	CEO			Other NEO Average (g)
	2023	2022	2021	2023	2022	2021

Summary Compensation Table Total (a)	$14,832,272	$13,532,980	$18,550,737	$4,067,136	$4,131,865	$5,306,233

Less: Reported Fair Value of Equity Awards (b)	$11,010,018	$9,595,168	$15,410,467	$2,462,229	$2,505,381	$3,817,067

Less: Reported Change in Pension Value (c)	0	$0	$0	$51,854	$20,022	$44,682

Add: Year-End Fair Value of Equity Awards Granted in the Year (d)	$5,473,146	$8,321,063	$11,388,323	$1,223,989	$2,172,703	$2,783,489

Add: Change in Fair Value (from Prior Year-End to Vesting Date) of Equity Awards Granted in Prior Years that Vested in the Year (d)	$(2,025,349)	$348,186	$(88,844)	$(470,764)	$96,889	$(82,426)

Add: Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years (d)	$(8,202,307)	$(1,244,644)	$(386,466)	$(1,664,897)	$(310,885)	$(234,305)

Add: Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation (e)	$378,489	$364,816	$204,517	$91,881	$103,534	$71,213

Add: Service Cost and Prior Service Cost For Benefit and Actuarial Pension Plans (f)	$0	$0	$0	$28,451	$57,896	$56,698

Compensation Actually Paid	$(553,768)	$11,727,234	$14,257,800	$761,713	$3,726,599	$4,039,153

(a)
Represents “Total Compensation” as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other NEOs, amounts shown represent averages. As noted in the footnotes to the Summary Compensation Table, we have made certain correctional adjustments to the award values and total compensation reported in prior years’ proxy statements. The values and adjustments included herein reflect such corrected values.

(b)
Represents the aggregate grant date fair value reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year. As noted in the footnotes to the Summary Compensation Table, we have made certain correctional adjustments to the equity award values and total compensation reported in prior years’ proxy statements. The values and adjustments included herein reflect such corrected values.

(c)
Represents the aggregate change in actuarial present value of the accumulated benefit under all defined benefit and actuarial pension plans reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column in the Summary Compensation Table for the applicable year, calculated using the same methodology as used in the company’s financial statements under generally accepted accounting principles.

(d)
In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards to our NEOs were remeasured starting with the date that Organon’s common stock became publicly traded in June 2021, and subsequently as of each vesting date and as of the end of each fiscal year, as applicable, during the years displayed in the table above. Fair values as of each measurement date were determined using valuation assumptions and methodologies (including volatility, dividend yield, and risk-free interest rates) that are materially consistent with those used to estimate fair value at grant under U.S. GAAP.

For options, a lattice valuation model was used to estimate the fair value as of the various measurement dates. For market-based PSUs, fair values were estimated using a Monte Carlo simulation model. The assumptions used in calculating the fair value of the equity awards did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table, except that the fair value calculations of (i) the options granted on or between May 1, 2020 and March 31, 2023 used an expected term between 6.01 – 8.19 years in 2023, as compared to an expected life of 5.89 years used to calculate the grant date fair value of such awards, and a dividend yield between 4.5% and 7.5% in 2023, as compared to a yield between 3.1% -4.8% used to calculate the grant date

Non-PEO NEO Average Total Compensation Amount	$ 4,067,136	4,131,865	5,306,233
Non-PEO NEO Average Compensation Actually Paid Amount	$ 761,713	3,726,599	4,039,153
Adjustment to Non-PEO NEO Compensation Footnote
3.
To calculate compensation actually paid (“CAP”), adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for
Mr
. Ali
and
for the average adjustments of the
other
NEOs is set forth in the following table. Amounts do not reflect actual compensation earned by or paid to our NEOs during the applicable year.

Reconciliation from Summary Compensation Table to Compensation Actually Paid

	CEO			Other NEO Average (g)
	2023	2022	2021	2023	2022	2021

Summary Compensation Table Total (a)	$14,832,272	$13,532,980	$18,550,737	$4,067,136	$4,131,865	$5,306,233

Less: Reported Fair Value of Equity Awards (b)	$11,010,018	$9,595,168	$15,410,467	$2,462,229	$2,505,381	$3,817,067

Less: Reported Change in Pension Value (c)	0	$0	$0	$51,854	$20,022	$44,682

Add: Year-End Fair Value of Equity Awards Granted in the Year (d)	$5,473,146	$8,321,063	$11,388,323	$1,223,989	$2,172,703	$2,783,489

Add: Change in Fair Value (from Prior Year-End to Vesting Date) of Equity Awards Granted in Prior Years that Vested in the Year (d)	$(2,025,349)	$348,186	$(88,844)	$(470,764)	$96,889	$(82,426)

Add: Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years (d)	$(8,202,307)	$(1,244,644)	$(386,466)	$(1,664,897)	$(310,885)	$(234,305)

Add: Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation (e)	$378,489	$364,816	$204,517	$91,881	$103,534	$71,213

Add: Service Cost and Prior Service Cost For Benefit and Actuarial Pension Plans (f)	$0	$0	$0	$28,451	$57,896	$56,698

Compensation Actually Paid	$(553,768)	$11,727,234	$14,257,800	$761,713	$3,726,599	$4,039,153

(a)
Represents “Total Compensation” as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other NEOs, amounts shown represent averages. As noted in the footnotes to the Summary Compensation Table, we have made certain correctional adjustments to the award values and total compensation reported in prior years’ proxy statements. The values and adjustments included herein reflect such corrected values.

(b)
Represents the aggregate grant date fair value reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year. As noted in the footnotes to the Summary Compensation Table, we have made certain correctional adjustments to the equity award values and total compensation reported in prior years’ proxy statements. The values and adjustments included herein reflect such corrected values.

(c)
Represents the aggregate change in actuarial present value of the accumulated benefit under all defined benefit and actuarial pension plans reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column in the Summary Compensation Table for the applicable year, calculated using the same methodology as used in the company’s financial statements under generally accepted accounting principles.

(d)
In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards to our NEOs were remeasured starting with the date that Organon’s common stock became publicly traded in June 2021, and subsequently as of each vesting date and as of the end of each fiscal year, as applicable, during the years displayed in the table above. Fair values as of each measurement date were determined using valuation assumptions and methodologies (including volatility, dividend yield, and risk-free interest rates) that are materially consistent with those used to estimate fair value at grant under U.S. GAAP.

For options, a lattice valuation model was used to estimate the fair value as of the various measurement dates. For market-based PSUs, fair values were estimated using a Monte Carlo simulation model. The assumptions used in calculating the fair value of the equity awards did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table, except that the fair value calculations of (i) the options granted on or between May 1, 2020 and March 31, 2023 used an expected term between 6.01 – 8.19 years in 2023, as compared to an expected life of 5.89 years used to calculate the grant date fair value of such awards, and a dividend yield between 4.5% and 7.5% in 2023, as compared to a yield between 3.1% -4.8% used to calculate the grant date

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between Compensation Actually Paid (CAP) to CEO and Average CAP to Other NEOs vs. Cumulative TSR of Company and the Peer Group
The following chart shows the relationship between CAP to our CEO and average CAP to our other NEOs, and Organon’s TSR, as well as the relationship between Organon’s TSR and the TSR of our peer group (the NYSE Arca Pharmaceutical Index). We believe the CAP in each of the years reported above and over the cumulative period are reflective
of the Talent
Committee’s
emphasis on
“pay-for-performance”
as the CAP fluctuated year-over-year, primarily due to the result of our stock performance and our varying levels of achievement against pre-established
performance goals. The CD&A describes in greater detail the Talent Committee’s emphasis on
”pay-for-performance”
and how our executive compensation program is designed to link executive compensation with the achievement of our financial objectives as well as shareholder value creation.

Compensation Actually Paid vs. Net Income
Relationship Between CAP to CEO and Average CAP to Other NEOs vs. Net Income and Adjusted EBITDA
The following chart shows the relationship between CAP to our CEO and average CAP to our other NEOs, and Organon’s Net Income and Adjusted EBITDA. Organon does not currently utilize Net Income as a metric in any of our incentive programs for our CEO and other NEOs. Meanwhile, Adjusted EBITDA is a component of the AIP and our performance against Adjusted EBITDA goals impacts the value of CAP. However, due to our spinoff from Merck in June 2021, the movement in our Adjusted EBITDA from a seven-month post-spin period in 2021 to two full years in 2022 and 2023 is not necessarily aligned with the aggregate CAP value. As required under SEC rules, CAP reflects the change in fair value of the equity awards granted to our CEO and other NEOs through the vesting date and fiscal year-end
date, which is most greatly influenced by changes in our stock price, and may not correlate to our Net Income or Adjusted EBITDA performance in a given year.

(1)	2021 Adjusted EBITDA of $1,441M used for purposes of determining the AIP awards only reflects the post-spin period from June to December 2021.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between CAP to CEO and Average CAP to Other NEOs vs. Net Income and Adjusted EBITDA
The following chart shows the relationship between CAP to our CEO and average CAP to our other NEOs, and Organon’s Net Income and Adjusted EBITDA. Organon does not currently utilize Net Income as a metric in any of our incentive programs for our CEO and other NEOs. Meanwhile, Adjusted EBITDA is a component of the AIP and our performance against Adjusted EBITDA goals impacts the value of CAP. However, due to our spinoff from Merck in June 2021, the movement in our Adjusted EBITDA from a seven-month post-spin period in 2021 to two full years in 2022 and 2023 is not necessarily aligned with the aggregate CAP value. As required under SEC rules, CAP reflects the change in fair value of the equity awards granted to our CEO and other NEOs through the vesting date and fiscal year-end
date, which is most greatly influenced by changes in our stock price, and may not correlate to our Net Income or Adjusted EBITDA performance in a given year.

(1)	2021 Adjusted EBITDA of $1,441M used for purposes of determining the AIP awards only reflects the post-spin period from June to December 2021.

Total Shareholder Return Vs Peer Group
Relationship Between Compensation Actually Paid (CAP) to CEO and Average CAP to Other NEOs vs. Cumulative TSR of Company and the Peer Group
The following chart shows the relationship between CAP to our CEO and average CAP to our other NEOs, and Organon’s TSR, as well as the relationship between Organon’s TSR and the TSR of our peer group (the NYSE Arca Pharmaceutical Index). We believe the CAP in each of the years reported above and over the cumulative period are reflective
of the Talent
Committee’s
emphasis on
“pay-for-performance”
as the CAP fluctuated year-over-year, primarily due to the result of our stock performance and our varying levels of achievement against pre-established
performance goals. The CD&A describes in greater detail the Talent Committee’s emphasis on
”pay-for-performance”
and how our executive compensation program is designed to link executive compensation with the achievement of our financial objectives as well as shareholder value creation.

Tabular List, Table
Most Important
Company
Performance Measures for Determining Executive Compensation
Below is a list of financial performance measures, which in the company’s assessment represent the most important financial performance measures used by the company to link CAP to the NEOs for 2023. Please see the CD&A (
beginning
on page 50) for a further description of these metrics and how they are used in the company’s executive compensation program, including the AIP and 2023 PSUs:

•	Adjusted EBITDA

•	Relative TSR

•	Constant Currency Revenue

Total Shareholder Return Amount	$ 43.71	79.65	83.72
Peer Group Total Shareholder Return Amount	126.39	120.52	114.88
Net Income (Loss)	$ 1,023,000,000	$ 917,000,000	$ 1,351,000,000
Company Selected Measure Amount	2,000,000,000	2,232,000,000	1,441,000,000
PEO Name	Kevin Ali
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	While we use numerous financial and
non-financial
performance measures to evaluate performance under our compensation programs, Adjusted EBITDA is the financial performance measure that, in Organon’s assessment, represents the most important performance measure used to link compensation actually paid to NEOs to company performance in 2023. See Appendix A of this proxy statement for a reconciliation of Adjusted EBITDA used for purposes of determining the AIP, a non-GAAP
	measure, to the most directly comparable GAAP measure. The 2023 Adjusted EBITDA reported within this table differs from the Adjusted EBITDA amount reported in our fiscal year end 2023 earnings release filed with the SEC on February 15, 2024, because the Adjusted EBITDA reported herein was adjusted to exclude the impact of foreign currency exchange rates and certain business development expenses. The amount reported for 2021 ($1.441B) represents the Adjusted EBITDA for the post-spin period from June to December 2021.
Measure:: 2
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 3
Pay vs Performance Disclosure
Name	Constant Currency Revenue
PEO | Reported Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (11,010,018)	$ (9,595,168)	$ (15,410,467)
PEO | Reported Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | YearEnd Fair Value of Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,473,146	8,321,063	11,388,323
PEO | Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,025,349	348,186	88,844
PEO | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,202,307	1,244,644	386,466
PEO | Value of Dividends Or Other Earnings Paid On Stock Or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	378,489	364,816	204,517
PEO | Service Cost and Prior Service Cost For Benefit and Actuarial Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Reported Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,462,229)	(2,505,381)	(3,817,067)
Non-PEO NEO | Reported Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(51,854)	(20,022)	(44,682)
Non-PEO NEO | YearEnd Fair Value of Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,223,989	2,172,703	2,783,489
Non-PEO NEO | Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	470,764	96,889	82,426
Non-PEO NEO | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,664,897	310,885	234,305
Non-PEO NEO | Value of Dividends Or Other Earnings Paid On Stock Or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	91,881	103,534	71,213
Non-PEO NEO | Service Cost and Prior Service Cost For Benefit and Actuarial Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 28,451	$ 57,896	$ 56,698